SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade payables	$ 987,498	$ 1,603,284	$ 1,507,644
Payroll related liabilities	521,692	60,455	44,677
Accrued liabilities	282,032	66,622	173,387
Total accounts payable and accrued liabilities	$ 1,791,222	$ 1,730,361	$ 1,725,708